Intangible assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization charge from continuing operations for the year	$ 68,836
Trademarks		$ 20,393,000	$ 21,591,000
Trademarks Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Trademarks		96,164
Trademarks
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 139,000	149,000
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		5 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		10 years
Patents
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 2,281,000	2,281,000
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		10 years
License Agreements
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 11,378,000	12,132,000
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		1 year
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life		3 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Trademarks		$ 6,499,000	$ 6,933,000
Intangible asset useful life		5 years